Summary of Significant Accounting Policies - Additional information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Term of payments due date upon revenue recognition	30 days
Description of payment terms	Cenovus’s revenue transactions do not contain significant financing components and payments are typically due within 30 days of revenue recognition. The Company does not adjust transaction prices for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer is less than one year. The Company does not disclose or quantify information about remaining performance obligations that have an original expected duration of one year or less and it does not have any long-term contracts with unfulfilled performance obligations.
Additional lease liabilities	$ 1,500
ROU Asset	900
Investment leases net	$ 16
Other Upstream Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	3 years
Bottom of range [Member] | Land Improvements and Buildings [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	25 years
Bottom of range [Member] | Office Equipment and Vehicles [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	5 years
Bottom of range [Member] | Refining Equipment [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	5 years
Bottom of range [Member] | Other [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	3 years
Top of range [Member] | Land Improvements and Buildings [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	40 years
Top of range [Member] | Office Equipment and Vehicles [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	20 years
Top of range [Member] | Refining Equipment [Member] | Refining Assets [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	35 years
Top of range [Member] | Other [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of assets	60 years